SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill impairment with respect to the cash generating unit in Europe	$ 107,854
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Motor vehicles [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Land and buildings [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Top of range [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	12 years
Top of range [member] | Land and buildings [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	12 years